Reconciliation of Activity for Assets Measured at Fair Value based on Significant Unobservable (Non-market) Information (Detail) (Bank-Issued Trust Preferred Securities, USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Bank-Issued Trust Preferred Securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance of recurring Level 3 assets at January 1	$ 2,668	$ 2,252
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Unrealized gain included in comprehensive income	130	416
Balance of recurring Level 3 assets at December 31	$ 2,798	$ 2,668